SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

WELLS FARGO INCOME FUNDS

Wells Fargo Real Return Fund

WELLS FARGO INTERNATIONAL EQUITY FUNDS
Wells Fargo International Equity Fund
Wells Fargo Diversified International Fund

WELLS FARGO ALTERNATIVE FUNDS

Wells Fargo Global Long/Short Fund

(each a “Fund”, together the “Funds”)

1. Wells Fargo Diversified International Fund

Effective immediately, all references to Jeffery Everett in the Fund’s prospectuses and Statement of Additional Information are hereby removed. Mark L. Yockey, CFA, Josef Lakonishok, Puneet Mansharamani, CFA, Menno Vermeulen, CFA and Dale Winner, CFA, remain as Portfolio Managers for the Fund.

2. Wells Fargo International Equity Fund and Wells Fargo Global Long/Short Fund

Effective immediately, all references to Jeffery Everett in the Fund’s prospectuses and Statement of Additional Information are hereby removed. Dale Winner, CFA, will remain as Portfolio Manager FOR each Fund.

3. Wells Fargo Real Return Fund

Effective immediately, all references to Jeffery Everett in the Fund’s prospectuses and Statement of Additional Information are hereby removed. Kandarp R. Acharya, CFA, FRM, Michael Bradshaw, CFA, Christian L. Chan, CFA, Ann M. Miletti, Jay N. Mueller, CFA, Thomas M. Price, CFA, and Dale Winner, CFA, remain as Portfolio Managers for the Fund.

January 13, 2016                                                                                                         IENR016/P307SP